NON-CONTROLLING INTERESTS - Preferred equity (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CAD ($) shares	Mar. 31, 2022 USD ($)	Apr. 30, 2021 USD ($)
Disclosure of preference shares [Line Items]
Dividends declared for the year ended	$ (2,299,000,000)	$ (1,769,000,000)	$ 6,000,000
Distributions paid	26,000,000	26,000,000	25,000,000
Maximum capacity		500,000,000			$ 1,000,000,000
Interest expense	1,224,000,000	981,000,000	976,000,000
Dividends paid	27,000,000	9,000,000	0
Perpetual subordinated notes
Disclosure of preference shares [Line Items]
Dividends declared for the year ended	(29,000,000)	(12,000,000)
Carrying value of non-controlling interests	$ 592,000,000	592,000,000
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Earliest permitted redemption date	April 2025
Notional amount				$ 136
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Earliest permitted redemption date	April 2025
Notional amount				113
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Earliest permitted redemption date	July 2024
Notional amount				249
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Earliest permitted redemption date	April 2018
Notional amount				103
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Earliest permitted redemption date	July 2018
Notional amount				$ 175
Perpetual subordinated notes
Disclosure of preference shares [Line Items]
Maximum capacity		$ 260,000,000				$ 350,000,000
Borrowings, interest rate		4.875%				4.625%
Interest expense	$ 29,000,000	$ 12,000,000	$ 0
Preferred equity
Disclosure of preference shares [Line Items]
Shares outstanding (in shares) | shares	31,030			31,030
Dividends declared for the year ended	$ 26,000,000	26,000,000
Carrying value of non-controlling interests	$ 571,000,000	613,000,000
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares) | shares	6,850			6,850
Cumulative dividend rate (%)	3.10%
Dividends declared for the year ended	$ 4,000,000	4,000,000
Carrying value of non-controlling interests	$ 126,000,000	135,000,000
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares) | shares	3,110			3,110
Cumulative dividend rate (%)	6.30%
Dividends declared for the year ended	$ 3,000,000	2,000,000
Carrying value of non-controlling interests	$ 57,000,000	62,000,000
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares) | shares	9,960			9,960
Cumulative dividend rate (%)	4.40%
Dividends declared for the year ended	$ 8,000,000	9,000,000
Carrying value of non-controlling interests	$ 183,000,000	197,000,000
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares) | shares	4,110			4,110
Cumulative dividend rate (%)	5.00%
Dividends declared for the year ended	$ 4,000,000	4,000,000
Carrying value of non-controlling interests	$ 76,000,000	81,000,000
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares) | shares	7,000			7,000
Cumulative dividend rate (%)	5.00%
Dividends declared for the year ended	$ 7,000,000	7,000,000
Carrying value of non-controlling interests	$ 129,000,000	$ 138,000,000